Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations of Future Minimum Lease Payments

As of September 30, 2018, the Company is committed to making the following future minimum lease payments:

Premises Operating Leases
(In thousands)
2018	$140
2019	567
2020	426
2021	58
Total contractual obligations	$1,191